Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.65%)
Communication Services (3.34%)
	Cable & Satellite (1.00%)
425,000	Liberty Broadband Corporation, Cl C [1]	$32,000,689	$44,293,500

	Interactive Media & Services (2.34%)
1,305,000	ANGI Homeservices, Inc., Cl A [1]	21,459,729	16,978,050
203,000	IAC/InterActiveCorp. [1]	42,463,650	44,158,590
918,374	Zillow Group, Inc., CI C [1]	27,002,314	42,603,370

		90,925,693	103,740,010
Total Communication Services		122,926,382	148,033,510

Consumer Discretionary (8.12%)
	Hotels, Resorts & Cruise Lines (2.02%)
556,442	Choice Hotels International, Inc.	5,979,508	48,416,019
543,233	Hyatt Hotels Corp., Cl A	16,817,762	41,356,328

		22,797,270	89,772,347

	Internet & Direct Marketing Retail (1.92%)
25,759	Booking Holdings, Inc. [1]	4,113,567	48,290,655
275,627	Expedia Group, Inc.	33,767,566	36,666,659

		37,881,133	84,957,314

	Leisure Facilities (3.22%)
639,538	Vail Resorts, Inc.	12,388,781	142,732,091

	Specialty Stores (0.96%)
455,117	Tiffany & Co.	28,342,285	42,617,156

Total Consumer Discretionary		101,409,469	360,078,908

Financials (12.50%)
	Asset Management & Custody Banks (0.76%)
307,514	T. Rowe Price Group, Inc.	11,188,453	33,737,361

	Financial Exchanges & Data (5.02%)
438,725	FactSet Research Systems, Inc.	30,500,158	125,721,036
257,267	MarketAxess Holdings, Inc.	31,487,484	82,690,759
326,189	Tradeweb Markets, Inc., Cl A	8,807,103	14,290,340

		70,794,745	222,702,135

	Insurance Brokers (1.67%)
385,421	Willis Towers Watson plc [2]	48,903,637	73,823,538

	Investment Banking & Brokerage (1.93%)
2,125,936	The Charles Schwab Corp.	1,921,092	85,441,368

	Property & Casualty Insurance (2.00%)
2,393,444	Arch Capital Group Ltd. [1,2]	8,625,560	88,748,904

	Regional Banks (1.12%)
506,421	First Republic Bank	18,557,405	49,452,011

Total Financials		159,990,892	553,905,317

Shares		Cost	Value
Common Stocks (continued)
Health Care (24.26%)
	Biotechnology (0.94%)
226,658	Sage Therapeutics, Inc. [1]	$35,684,955	$41,498,813

	Health Care Equipment (8.16%)
178,000	DexCom, Inc. [1]	22,738,734	26,671,520
976,630	IDEXX Laboratories, Inc. [1]	18,197,737	268,895,538
199,644	Teleflex, Inc.	40,334,965	66,112,111

		81,271,436	361,679,169

	Health Care Supplies (3.90%)
93,360	Align Technology, Inc. [1]	15,256,103	25,552,632
215,418	The Cooper Companies, Inc.	36,713,299	72,572,170
598,404	West Pharmaceutical Services, Inc.	26,107,582	74,890,261

		78,076,984	173,015,063

	Health Care Technology (1.77%)
484,386	Veeva Systems, Inc., Cl A [1]	30,296,950	78,523,814

	Life Sciences Tools & Services (9.49%)
431,986	Bio-Techne Corporation	45,942,864	90,064,761
302,552	Illumina, Inc. [1]	13,002,071	111,384,519
251,117	Mettler-Toledo International, Inc. [1]	26,581,877	210,938,280
37,000	Waters Corp. [1]	7,297,913	7,963,880

		92,824,725	420,351,440

Total Health Care		318,155,050	1,075,068,299

Industrials (16.49%)

	Aerospace & Defense (0.69%)
588,082	BWX Technologies, Inc.	29,416,776	30,639,072

	Agricultural & Farm Machinery (0.92%)
607,045	The Toro Co.	37,800,467	40,611,311

	Building Products (0.31%)
292,158	AO Smith Corp.	14,488,843	13,778,171

	Environmental & Facilities Services (0.86%)
1,060,612	Rollins, Inc.	23,392,874	38,044,153

	Industrial Conglomerates (2.17%)
262,192	Roper Technologies, Inc.	27,831,603	96,030,442

	Industrial Machinery (1.79%)
460,760	IDEX Corporation	36,231,831	79,315,226

	Research & Consulting Services (9.40%)
219,493	CoStar Group, Inc. [1]	44,044,864	121,612,291
1,393,500	TransUnion	70,501,013	102,436,185
1,316,206	Verisk Analytics, Inc.	43,847,924	192,771,531

		158,393,801	416,820,007

	Trading Companies & Distributors (0.35%)
473,234	Fastenal Co.	3,895,070	15,422,696

Total Industrials		331,451,265	730,661,078

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (27.07%)
	Application Software (10.71%)
611,856	ANSYS, Inc. [1]	$26,567,864	$125,320,346
365,000	Aspen Technology, Inc. [1]	32,529,711	45,362,200
1,454,093	Ceridian HCM Holding, Inc. [1]	52,759,552	72,995,469
1,406,809	Guidewire Software, Inc. [1]	76,200,081	142,622,297
1,042,076	SS&C Technologies Holdings, Inc.	32,682,577	60,033,998
89,000	The Trade Desk, Inc., Cl A [1]	17,736,945	20,272,420
91,451	Zoom Video Communications, Inc., Cl A [1]	3,292,236	8,119,934

		241,768,966	474,726,664

	Data Processing & Outsourced Services (4.12%)
213,448	FleetCor Technologies, Inc. [1]	11,616,151	59,946,871
290,986	MAXIMUS, Inc.	14,227,799	21,108,124
829,350	Worldpay, Inc., Cl A [1]	48,700,893	101,636,843

		74,544,843	182,691,838

	Electronic Components (0.54%)
250,000	Amphenol Corp., Cl A	23,160,927	23,985,000

	Internet Services & Infrastructure (4.80%)
699,103	Verisign, Inc. [1]	42,196,952	146,224,383
468,000	Wix.com Ltd. [1,2]	41,821,919	66,502,800

		84,018,871	212,727,183

	IT Consulting & Other Services (5.59%)
1,538,323	Gartner, Inc. [1]	33,456,031	247,577,704

	Systems Software (0.29%)
186,611	Crowdstrike Holdings, Inc., Cl A [1]	6,344,774	12,743,665

	Technology Distributors (1.02%)
407,363	CDW Corp.	27,215,415	45,217,293

Total Information Technology		490,509,827	1,199,669,347

Real Estate (5.87%)
	Office REITs (0.42%)
50,583	Alexander’s, Inc. [4]	2,188,911	18,730,885

	Real Estate Services (1.44%)
1,243,323	CBRE Group, Inc., Cl A [1]	19,021,762	63,782,470

	Specialized REITs (4.01%)
133,416	Equinix, Inc.	12,783,698	67,280,354
489,856	SBA Communications Corp. [1]	18,137,560	110,139,223

		30,921,258	177,419,577

Total Real Estate		52,131,931	259,932,932

Total Common Stocks		1,576,574,816	4,327,349,391

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	$0	$190,518

Principal Amount
Short Term Investments (2.22%)
$98,390,166	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $98,394,266; (Fully collateralized by $94,350,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $100,358,680) [5]	98,390,166	98,390,166

Total Investments (99.87%)		$1,674,964,982	4,425,930,075

Cash and Other Assets Less Liabilities (0.13%)			5,572,734

Net Assets			$4,431,502,809

Retail Shares (Equivalent to $84.35 per share based on 27,901,929 shares outstanding)			$2,353,421,578

Institutional Shares (Equivalent to $87.76 per share based on 22,727,430 shares outstanding)			$1,994,516,572

R6 Shares (Equivalent to $87.74 per share based on 952,363 shares outstanding)			$83,564,659

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2019, the market value of restricted and fair valued securities amounted to $190,518 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.52%)
Communication Services (4.27%)
	Alternative Carriers (2.97%)
8,862,608	Iridium Communications, Inc. [1,4]	$55,774,685	$206,144,262

	Movies & Entertainment (1.30%)
5,000,000	Manchester United plc, Cl A [2]	70,291,779	90,400,000

Total Communication Services		126,066,464	296,544,262

Consumer Discretionary (19.75%)
	Apparel, Accessories & Luxury Goods (0.11%)
300,000	Under Armour, Inc., Cl A [1]	625,747	7,605,000

	Casinos & Gaming (2.72%)
725,000	Boyd Gaming Corp.	18,479,841	19,531,500
5,289,000	Penn National Gaming, Inc. [1]	70,102,132	101,866,140
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,262	67,272,933

		155,450,235	188,670,573

	Education Services (3.64%)
1,675,000	Bright Horizons Family Solutions, Inc. [1]	53,610,279	252,707,250

	General Merchandise Stores (0.39%)
310,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,541,755	27,004,100

	Hotels, Resorts & Cruise Lines (6.04%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	261,030,000
1,550,000	Marriott Vacations Worldwide Corp.	84,292,546	149,420,000
555,000	OneSpaWorld Holdings Ltd. [1,2,5]	5,550,000	8,602,500

		162,624,673	419,052,500

	Leisure Facilities (6.75%)
2,100,000	Vail Resorts, Inc. [4]	65,291,780	468,678,000

	Specialty Stores (0.10%)
200,000	Dick’s Sporting Goods, Inc.	2,878,901	6,926,000

Total Consumer Discretionary		455,023,370	1,370,643,423

Consumer Staples (0.98%)

	Food Distributors (0.58%)
1,000,000	Performance Food Group Co. [1]	19,000,000	40,030,000

	Household Products (0.40%)
385,000	Church & Dwight Co., Inc.	3,454,881	28,128,100

Total Consumer Staples		22,454,881	68,158,100

Financials (28.17%)
	Asset Management & Custody Banks (2.98%)
2,400,000	The Carlyle Group	51,015,847	54,264,000
2,000,000	Cohen & Steers, Inc.	49,208,575	102,880,000
1,000,000	Oaktree Capital Group, LLC	42,136,120	49,540,000

		142,360,542	206,684,000

	Financial Exchanges & Data (13.75%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	358,200,000
1,150,000	Morningstar, Inc.	27,237,863	166,336,000
1,800,000	MSCI, Inc.	34,264,435	429,822,000

		124,038,394	954,358,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (0.68%)
450,000	Houlihan Lokey, Inc.	$19,625,873	$20,038,500
775,000	Moelis & Co., Cl A	21,734,239	27,086,250

		41,360,112	47,124,750
	Life & Health Insurance (3.24%)
1,875,000	Primerica, Inc.	40,103,890	224,906,250

	Property & Casualty Insurance (6.56%)
9,860,000	Arch Capital Group Ltd. [1,2]	31,152,752	365,608,800
978,449	Kinsale Capital Group, Inc.	32,761,204	89,508,514

		63,913,956	455,117,314

	Thrifts & Mortgage Finance (0.96%)
530,000	Essent Group Ltd. [1,2]	14,737,154	24,904,700
100,059	LendingTree, Inc. [1]	24,206,736	42,027,782

		38,943,890	66,932,482

Total Financials		450,720,784	1,955,122,796

Health Care (10.82%)
	Biotechnology (0.26%)
190,000	Alector, Inc. [1]	4,301,075	3,610,000
678,051	Denali Therapeutics, Inc. [1]	12,825,338	14,076,339

		17,126,413	17,686,339

	Health Care Distributors (0.13%)
375,000	Covetrus, Inc. [1]	10,121,789	9,172,500

	Health Care Equipment (4.36%)
1,100,000	IDEXX Laboratories, Inc. [1]	16,287,498	302,863,000

	Health Care Supplies (1.62%)
558,717	Neogen Corp. [1]	12,135,314	34,701,913
620,000	West Pharmaceutical Services, Inc.	21,264,904	77,593,000

		33,400,218	112,294,913

	Life Sciences Tools & Services (4.30%)
421,139	Adaptive Biotechnologies Corp. [1]	13,759,979	20,341,014
850,000	Bio-Techne Corporation	44,923,357	177,216,500
120,000	Mettler-Toledo International, Inc. [1]	5,494,764	100,800,000

		64,178,100	298,357,514

	Pharmaceuticals (0.15%)
300,000	Dechra Pharmaceuticals plc (United Kingdom)[2,6]	8,518,489	10,470,703

Total Health Care		149,632,507	750,844,969

Industrials (9.38%)
	Building Products (1.54%)
1,490,000	Trex Company, Inc. [1]	27,131,528	106,833,000

	Electrical Components & Equipment (0.18%)
1,000,000	Bloom Energy Corp., Cl A [1,5]	17,181,241	12,270,000

	Environmental & Facilities Services (0.10%)
386,108	BrightView Holdings, Inc. [1]	4,656,114	7,224,081

	Industrial Machinery (0.37%)
90,507	Albany International Corp., Cl A	6,117,079	7,503,935
4,126,905	Marel hf (Netherlands) [2]	17,612,705	18,116,185

		23,729,784	25,620,120

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (6.79%)
850,000	CoStar Group, Inc. [1]	$36,184,525	$470,951,000

	Trading Companies & Distributors (0.40%)
675,000	Air Lease Corp.	15,498,764	27,904,500

Total Industrials		124,381,956	650,802,701

Information Technology (18.64%)
	Application Software (11.58%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	29,282,750
1,500,000	ANSYS, Inc. [1]	35,363,292	307,230,000
2,200,000	Benefitfocus, Inc. [1,4]	83,233,571	59,730,000
1,190,000	Guidewire Software, Inc. [1]	38,711,926	120,642,200
1,000,000	Pegasystems, Inc.	13,997,009	71,210,000
3,750,000	SS&C Technologies Holdings, Inc.	29,603,660	216,037,500

		212,239,477	804,132,450

	Data Processing & Outsourced Services (0.31%)
300,000	MAXIMUS, Inc.	5,432,144	21,762,000

	Electronic Components (0.70%)
275,000	Littelfuse, Inc.	30,870,720	48,650,250

	Internet Services & Infrastructure (0.90%)
438,207	Wix.com Ltd. [1,2]	28,664,771	62,269,215

	IT Consulting & Other Services (5.15%)
2,220,000	Gartner, Inc. [1]	33,681,340	357,286,800

Total Information Technology		310,888,452	1,294,100,715

Real Estate (7.51%)
	Diversified REITs (0.31%)
460,135	American Assets Trust, Inc.	8,503,418	21,681,561

	Office REITs (2.64%)
91,000	Alexander’s, Inc. [5]	11,506,781	33,697,300
3,750,000	Douglas Emmett, Inc.	46,426,704	149,400,000

		57,933,485	183,097,300

	Specialized REITs (4.56%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,517,362	105,817,500
5,400,000	Gaming and Leisure Properties, Inc.	118,252,553	210,492,000

		144,769,915	316,309,500

Total Real Estate		211,206,818	521,088,361

Total Common Stocks		1,850,375,232	6,907,305,327

Shares		Cost	Value
Private Preferred Stocks (0.08%)
	Health Care (0.08%)
Health Care Technology (0.08%)
3,354,353	Schrödinger, Inc., Series E [1,3,5,7]	$4,999,999	$5,702,400

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	64,130

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,3,5,6]	0	553,031

Principal Amount
Short Term Investments (0.47%)
$32,726,368	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $32,727,732; (Fully collateralized by $31,385,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $33,383,754) [6]	$32,726,368	$32,726,368

Total Investments (100.08%)		$1,888,101,599	6,946,351,256

Liabilities Less Cash and Other Assets (-0.08%)			(5,416,240)

Net Assets			$6,940,935,016

Retail Shares (Equivalent to $79.56 per share based on 32,748,400 shares outstanding)			$2,605,305,153

Institutional Shares (Equivalent to $82.26 per share based on 51,110,934 shares outstanding)			$4,204,508,828

R6 Shares (Equivalent to $82.27 per share based on 1,593,742 shares outstanding)			$131,121,035

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2019, the market value of restricted and fair valued securities amounted to $6,319,561 or 0.09% of net assets. $5,766,530 is deemed not liquid and $553,031 is deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.80%)
Communication Services (4.12%)
	Cable & Satellite (1.94%)
100,000	Liberty Broadband Corporation, Cl A [1]	$404,823	$10,284,000
275,000	Liberty Broadband Corporation, Cl C [1]	1,079,680	28,660,500
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,399,373	41,778,000

		3,883,876	80,722,500

	Movies & Entertainment (2.18%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	10,168,679	28,057,500
225,000	The Madison Square Garden Company, Cl A [1]	11,968,716	62,986,500

		22,137,395	91,044,000

Total Communication Services		26,021,271	171,766,500

Consumer Discretionary (15.35%)
	Casinos & Gaming (1.55%)
3,000,000	Red Rock Resorts, Inc., Cl A	66,072,490	64,440,000

	Education Services (2.99%)
825,000	Bright Horizons Family Solutions, Inc. [1]	25,784,147	124,467,750

	General Merchandise Stores (0.52%)
250,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	15,211,851	21,777,500

	Home Improvement Retail (2.01%)
2,000,000	Floor & Decor Holdings, Inc., Cl A [1]	77,932,896	83,800,000

	Homebuilding (2.13%)
1,500,000	Installed Building Products, Inc. [1]	88,307,354	88,830,000

	Hotels, Resorts & Cruise Lines (0.93%)
2,500,000	OneSpaWorld Holdings Ltd. [1,2,4]	27,000,000	38,750,000

	Internet & Direct Marketing Retail (0.75%)
600,000	The RealReal, Inc. [1]	12,949,355	17,340,000
402,335	Revolve Group, Inc. [1]	7,242,030	13,880,558

		20,191,385	31,220,558

	Leisure Facilities (1.39%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,505	57,952,000

	Restaurants (1.82%)
600,000	BJ’s Restaurants, Inc.	23,242,737	26,364,000
800,000	The Cheesecake Factory, Inc.	21,568,144	34,976,000
150,000	Wingstop Inc.	3,028,583	14,212,500

		47,839,464	75,552,500

	Specialty Stores (1.26%)
3,000,000	Hudson Ltd., Cl A [1,2]	54,314,533	41,370,000
1,500,000	Party City Holdco, Inc. [1]	17,834,140	10,995,000

		72,148,673	52,365,000

Total Consumer Discretionary		468,904,765	639,155,308

Shares		Cost	Value
Common Stocks (continued)
Financials (1.30%)
	Investment Banking & Brokerage (1.30%)
625,000	Houlihan Lokey, Inc.	$28,909,333	$27,831,250
750,000	Moelis & Co., Cl A	17,797,030	26,212,500

Total Financials		46,706,363	54,043,750

Health Care (18.24%)
	Biotechnology (0.56%)
1,250,000	Abcam plc (United Kingdom) [2]	11,616,424	23,398,816

	Health Care Distributors (0.38%)
650,000	Covetrus, Inc. [1]	20,651,602	15,899,000

	Health Care Equipment (5.58%)
650,000	Cantel Medical Corp.	33,013,794	52,416,000
300,000	DexCom, Inc. [1]	3,984,388	44,952,000
425,000	IDEXX Laboratories, Inc. [1]	6,412,926	117,015,250
300,000	Inspire Medical Systems, Inc. [1,4]	15,398,159	18,195,000

		58,809,267	232,578,250

	Health Care Supplies (0.37%)
250,000	Neogen Corp. [1]	13,688,364	15,527,500

	Health Care Technology (1.99%)
1,250,000	Teladoc Health, Inc. [1]	39,661,531	83,012,500

	Life Sciences Tools & Services (7.18%)
101,149	Adaptive Biotechnologies Corp. [1]	2,022,980	4,885,497
350,000	Guardant Health, Inc. [1,4]	7,740,116	30,215,500
725,000	ICON plc [1,2]	20,589,905	111,628,250
75,000	Mettler-Toledo International, Inc. [1]	3,665,864	63,000,000
900,000	PRA Health Sciences, Inc. [1]	16,553,917	89,235,000

		50,572,782	298,964,247

	Managed Health Care (1.34%)
850,000	HealthEquity, Inc. [1]	14,124,522	55,590,000

	Pharmaceuticals (0.84%)
1,000,000	Dechra Pharmaceuticals plc (United Kingdom) [2,5]	28,027,985	34,902,345

Total Health Care		237,152,477	759,872,658

Industrials (20.47%)
	Aerospace & Defense (4.01%)
1,000,000	Mercury Systems, Inc. [1]	25,872,953	70,350,000
200,000	TransDigm Group, Inc. [1]	0	96,760,000

		25,872,953	167,110,000

	Building Products (0.77%)
450,000	Trex Company, Inc. [1]	27,809,963	32,265,000

	Environmental & Facilities Services (2.87%)
1,250,000	Waste Connections, Inc. [2]	54,583,333	119,475,000

	Human Resource & Employment Services (2.55%)
1,750,000	ASGN, Inc. [1]	45,317,074	106,050,000

	Industrial Conglomerates (0.60%)
700,000	Raven Industries, Inc.	25,196,407	25,116,000

	Industrial Machinery (4.64%)
725,000	Helios Technologies, Inc.	34,755,037	33,647,250
800,000	John Bean Technologies Corp.	70,245,737	96,904,000
150,000	Nordson Corp.	4,103,822	21,196,500
250,000	RBC Bearings, Incorporated [1]	15,921,126	41,702,500

		125,025,722	193,450,250

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (1.48%)
4,000,000	Clarivate Analytics plc (formerly Churchill Capital Corp.) [1,2]	$44,078,833	$61,520,000

	Trading Companies & Distributors (3.55%)
1,600,000	SiteOne Landscape Supply, Inc. [1]	54,416,204	110,880,000
1,675,000	Univar, Inc. [1]	33,150,442	36,917,000

		87,566,646	147,797,000

Total Industrials		435,450,931	852,783,250

Information Technology (28.40%)
	Application Software (14.99%)
1,196,607	2U, Inc. [1]	57,276,707	45,040,287
1,050,000	Altair Engineering, Inc., Cl A [1]	17,162,704	42,409,500
800,000	Aspen Technology, Inc. [1]	29,983,938	99,424,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	42,670,000
6,000,000	Cision Ltd. [1,2]	64,996,212	70,380,000
1,650,000	Guidewire Software, Inc. [1]	48,997,265	167,277,000
300,000	Pagerduty, Inc. [1]	9,800,372	14,115,000
500,000	The Trade Desk, Inc., Cl A [1]	18,899,334	113,890,000
1,450,000	Yext, Inc. [1]	19,421,005	29,130,500

		290,249,258	624,336,287

	Data Processing & Outsourced Services (2.25%)
450,000	WEX, Inc. [1]	18,982,530	93,645,000

	Electronic Equipment & Instruments (1.96%)
1,700,000	Cognex Corp.	13,564,763	81,566,000

	Internet Services & Infrastructure (3.08%)
2,250,000	GTT Communications, Inc. [1]	68,332,495	39,600,000
625,000	Wix.com Ltd. [1,2]	34,804,819	88,812,500

		103,137,314	128,412,500

	IT Consulting & Other Services (5.70%)
600,000	Endava plc, ADR [1,2]	16,610,349	24,144,000
1,025,000	Gartner, Inc. [1]	15,469,264	164,963,500
1,000,000	LiveRamp Holdings, Inc. [1]	21,949,294	48,480,000

		54,028,907	237,587,500

	Systems Software (0.42%)
200,000	Qualys, Inc. [1]	6,977,105	17,416,000

Total Information Technology		486,939,877	1,182,963,287

Materials (3.34%)
	Commodity Chemicals (0.51%)
1,000,000	Orion Engineered Carbons SA [2]	28,618,002	21,410,000

	Construction Materials (0.81%)
1,750,000	Summit Materials, Inc., Cl A [1]	32,596,422	33,687,500

	Metal & Glass Containers (1.01%)
800,000	Berry Global Group, Inc. [1]	12,652,147	42,072,000

	Specialty Chemicals (1.01%)
400,000	Ingevity Corp. [1]	35,677,603	42,068,000

Total Materials		109,544,174	139,237,500

Shares		Cost	Value
Common Stocks (continued)
Real Estate (5.58%)
	Office REITs (0.20%)
100,000	SL Green Realty Corp.	$2,127,325	$8,037,000

	Specialized REITs (5.38%)
2,500,000	Americold Realty Trust [4]	51,778,567	81,050,000
500,000	Gaming and Leisure Properties, Inc.	6,410,964	19,490,000
550,000	SBA Communications Corp. [1]	2,216,000	123,662,000

		60,405,531	224,202,000

Total Real Estate		62,532,856	232,239,000

Total Common Stocks		1,873,252,714	4,032,061,253

Warrants (0.04%)
Consumer Discretionary (0.04%)
	Hotels, Resorts & Cruise Lines (0.04%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,3,4,5]	0	1,494,670

Principal Amount
Short Term Investments (3.59%)
Repurchase Agreement (3.59%)
$149,589,167	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $149,595,400; (Fully collateralized by $ 143,450,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $152,585,613) [5]	$149,589,167	$149,589,167

Total Investments (100.43%)		$2,022,841,881	4,183,145,090

Liabilities Less Cash and Other Assets (-0.43%)			(17,897,682)

Net Assets			$4,165,247,408

Retail Shares (Equivalent to $30.90 per share based on 51,468,045 shares outstanding)			$1,590,511,925

Institutional Shares (Equivalent to $32.25 per share based on 74,561,841 shares outstanding)			$2,404,544,768

R6 Shares (Equivalent to $32.24 per share based on 5,278,829 shares outstanding)			$170,190,715

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2019, the market value of restricted and fair value securities amounted to $1,494,670 or 0.04% of net assets. This security is deemed liquid. See note 3 regarding Restricted securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.78%)
Communication Services (12.87%)
	Interactive Home Entertainment (3.62%)
103,900	Electronic Arts, Inc. [1]	$11,177,507	$10,520,914
58,100	Take-Two Interactive Software, Inc. [1]	6,420,497	6,596,093

		17,598,004	17,117,007

	Interactive Media & Services (5.77%)
19,350	Alphabet, Inc., Cl C [1]	15,931,280	20,915,609
29,500	IAC/InterActiveCorp. [1]	5,429,439	6,417,135

		21,360,719	27,332,744

	Internet Software & Services (0.67%)
69,700	Zillow Group, Inc., Cl A [1]	2,785,775	3,189,472

	Movies & Entertainment (2.81%)
201,014	Manchester United plc, Cl A [2]	3,180,403	3,634,333
16,825	Netflix, Inc. [1]	702,623	6,180,159
23,800	Spotify Technology SA [1,2]	3,537,780	3,480,036

		7,420,806	13,294,528

Total Communication Services		49,165,304	60,933,751

Consumer Discretionary (15.19%)
	Automobile Manufacturers (2.38%)
50,500	Tesla, Inc. [1]	10,865,198	11,284,730

	Education Services (0.95%)
102,236	Arco Platform Ltd., Cl A [1,2]	1,789,130	4,475,892

	Internet & Direct Marketing Retail (11.86%)
36,900	Alibaba Group Holding Limited, ADR [1,2]	2,789,515	6,252,705
14,975	Amazon.com, Inc. [1]	4,786,247	28,357,109
111,184	Fiverr International Ltd. [1,2]	2,334,864	3,302,165
6,729	MercadoLibre, Inc. [1]	3,720,321	4,116,600
78,988	The RealReal, Inc. [1]	1,772,480	2,282,753
44,954	Revolve Group, Inc. [1]	809,172	1,550,913
1,957,126	Trainline PLC, 144A (United Kingdom) [1,2]	8,729,565	10,243,786

		24,942,164	56,106,031

Total Consumer Discretionary		37,596,492	71,866,653

Energy (0.54%)
	Oil & Gas Exploration & Production (0.54%)
24,815	Concho Resources, Inc.	2,557,949	2,560,412

Financials (2.70%)
	Financial Exchanges & Data (1.27%)
13,800	MarketAxess Holdings, Inc.	1,550,243	4,435,596
36,440	Tradeweb Markets, Inc., Cl A	983,880	1,596,437

		2,534,123	6,032,033

	Investment Banking & Brokerage (1.43%)
168,200	The Charles Schwab Corp.	6,449,280	6,759,958

Total Financials		8,983,403	12,791,991

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.86%)
	Biotechnology (8.37%)
81,300	Acceleron Pharma, Inc. [1]	$2,883,177	$3,339,804
83,602	argenx SE, ADR [1,2]	2,889,758	11,836,371
162,000	Arrowhead Pharmaceuticals, Inc. [1]	2,493,521	4,293,000
29,700	Neurocrine Biosciences, Inc. [1]	2,480,850	2,507,571
62,400	Sage Therapeutics, Inc. [1]	4,836,073	11,424,816
34,000	Vertex Pharmaceuticals, Inc. [1]	5,313,164	6,234,920

		20,896,543	39,636,482
	Health Care Equipment (2.02%)
25,000	Edwards Lifesciences Corp. [1]	2,188,379	4,618,500
9,435	Intuitive Surgical, Inc. [1]	2,084,841	4,949,129

		4,273,220	9,567,629

	Health Care Technology (0.25%)
7,200	Veeva Systems, Inc., Cl A [1]	606,415	1,167,192

	Life Sciences Tools & Services (4.22%)
11,545	Adaptive Biotechnologies Corp. [1]	230,900	557,624
119,100	CareDx, Inc. [1,3]	3,468,603	4,286,409
26,837	Guardant Health, Inc. [1,3]	542,205	2,316,838
19,415	Illumina, Inc. [1]	1,838,580	7,147,632
198,790	Veracyte, Inc. [1,3]	4,806,430	5,667,503

		10,886,718	19,976,006

Total Health Care		36,662,896	70,347,309

Industrials (3.46%)
	Research & Consulting Services (3.46%)
21,433	CoStar Group, Inc. [1]	365,540	11,875,168
30,590	Verisk Analytics, Inc.	1,652,699	4,480,211

Total Industrials		2,018,239	16,355,379

Information Technology (45.87%)
	Application Software (17.93%)
70,082	2U, Inc. [1]	3,560,557	2,637,886
29,100	Adobe, Inc. [1]	5,455,821	8,574,315
22,775	ANSYS, Inc. [1]	2,305,432	4,664,776
130,714	Benefitfocus, Inc. [1]	3,895,869	3,548,885
93,170	Ceridian HCM Holding, Inc. [1]	2,780,255	4,677,134
4,900	Coupa Software, Inc. [1]	437,312	620,389
238,300	Guidewire Software, Inc. [1]	9,108,269	24,158,854
42,700	RingCentral, Inc., Cl A [1]	3,277,189	4,907,084
26,980	salesforce.com, Inc. [1]	1,564,651	4,093,675
31,000	Splunk, Inc. [1]	1,733,741	3,898,250
154,900	SS&C Technologies Holdings, Inc.	5,659,349	8,923,789
28,000	The Trade Desk, Inc., Cl A [1]	504,000	6,377,840
331,900	Yext, Inc. [1]	4,815,635	6,667,871
12,207	Zoom Video Communications, Inc., Cl A [1]	439,452	1,083,860

		45,537,532	84,834,608

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (5.95%)
36,900	MasterCard Incorporated, Cl A	$3,024,970	$9,761,157
68,500	Pagseguro Digital Ltd., Cl A [1,2]	2,109,161	2,669,445
32,300	PayPal Holdings, Inc. [1]	2,989,160	3,697,058
88,406	StoneCo Ltd., Cl A [1,2]	3,226,908	2,615,049
54,200	Visa, Inc., Cl A	4,409,505	9,406,410

		15,759,704	28,149,119

	Internet Services & Infrastructure (3.88%)
121,000	GDS Holdings Ltd., ADR [1,2,3]	4,299,832	4,545,970
35,241	Twilio, Inc., Cl A [1]	4,426,460	4,805,111
63,543	Wix.com Ltd. [1,2]	3,424,599	9,029,460

		12,150,891	18,380,541

	IT Consulting & Other Services (6.70%)
169,076	Endava plc, ADR [1,2]	4,712,959	6,803,618
117,687	Gartner, Inc. [1]	3,605,919	18,940,546
122,883	LiveRamp Holdings, Inc. [1]	3,389,639	5,957,368

		11,708,517	31,701,532

	Semiconductors (3.29%)
80,200	Mellanox Technologies Ltd. [1,2]	4,716,457	8,875,734
40,800	NVIDIA Corp.	8,599,889	6,700,584

		13,316,346	15,576,318

	Systems Software (8.12%)
19,723	Crowdstrike Holdings, Inc., Cl A [1]	670,582	1,346,884
208,100	Microsoft Corp.	18,829,508	27,877,076
28,800	Proofpoint, Inc. [1]	2,314,362	3,463,200
20,900	ServiceNow, Inc. [1]	1,110,572	5,738,513

		22,925,024	38,425,673

Total Information Technology		121,398,014	217,067,791

Real Estate (3.29%)
	Specialized REITs (3.29%)
22,800	Alexandria Real Estate Equities, Inc. [3]	3,102,398	3,216,852
19,825	Equinix, Inc.	4,330,078	9,997,549
10,400	SBA Communications Corp. [1]	34,784	2,338,336

Total Real Estate		7,467,260	15,552,737

Total Common Stocks		265,849,557	467,476,023

Principal Amount		Cost	Value
Short Term Investments (1.26%)
$5,971,180	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $5,971,429; (Fully collateralized by $5,730,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $6,094,915) [4]	$5,971,180	$5,971,180

Total Investments (100.04%)		$271,820,737	473,447,203

Liabilities Less Cash and Other Assets (-0.04%)			(191,858)

Net Assets			$473,255,345

Retail Shares (Equivalent to $22.56 per share based on 16,002,802 shares outstanding)			$361,062,145

Institutional Shares (Equivalent to $23.49 per share based on 4,129,054 shares outstanding)			$96,979,758

R6 Shares (Equivalent to $23.51 per share based on 647,058 shares outstanding)			$15,213,442

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $10,243,786 or 2.16% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.65%)
Communication Services (10.09%)
	Interactive Media & Services (10.09%)
1,948	Alphabet, Inc., Cl A [1]	$280,365	$2,109,294
10,283	Alphabet, Inc., Cl C [1]	4,420,382	11,114,998
64,665	Facebook, Inc., Cl A [1]	2,342,792	12,480,345
25,696	IAC/InterActiveCorp. [1]	5,221,002	5,589,651

Total Communication Services		12,264,541	31,294,288

Consumer Discretionary (24.40%)
	Automobile Manufacturers (0.70%)
9,741	Tesla, Inc. [1]	2,746,853	2,176,724

	Internet & Direct Marketing Retail (23.70%)
92,830	Alibaba Group Holding Limited, ADR [1,2]	7,959,441	15,730,044
20,785	Amazon.com, Inc. [1]	4,735,474	39,359,100
2,416	Booking Holdings, Inc. [1]	1,282,530	4,529,299
120,389	Ctrip.com International Ltd., ADR [1,2]	4,281,276	4,443,558
2,590	MercadoLibre, Inc. [1]	1,243,200	1,584,484
32,250	Naspers Limited, Cl N (South Africa) [2,3]	5,273,421	7,806,114

		24,775,342	73,452,599

Total Consumer Discretionary		27,522,195	75,629,323

Financials (8.65%)
	Diversified Banks (1.04%)
150,000	Kotak Mahindra Bank Ltd. (India) [2,3]	2,937,439	3,209,856

	Financial Exchanges & Data (5.42%)
54,208	CME Group, Inc.	5,248,888	10,522,315
27,643	S&P Global, Inc.	5,226,365	6,296,799

		10,475,253	16,819,114

	Investment Banking & Brokerage (2.19%)
168,693	The Charles Schwab Corp.	6,277,649	6,779,771

Total Financials		19,690,341	26,808,741

Health Care (19.32%)
	Biotechnology (4.94%)
45,621	Sage Therapeutics, Inc. [1]	7,050,220	8,352,749
37,971	Vertex Pharmaceuticals, Inc. [1]	5,909,494	6,963,122

		12,959,714	15,315,871

	Health Care Equipment (3.80%)
22,459	Intuitive Surgical, Inc. [1]	7,394,243	11,780,868

	Health Care Technology (5.26%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,347	16,284,436

	Life Sciences Tools & Services (5.32%)
44,814	Illumina, Inc. [1]	5,436,613	16,498,274

Total Health Care		33,283,917	59,879,449

Shares		Cost	Value
Common Stocks (continued)
Industrials (0.29%)
	Trucking (0.29%)
13,707	Lyft, Inc., Cl A [1]	$871,416	$900,687

Information Technology (33.72%)
	Application Software (3.58%)
33,776	RingCentral, Inc., Cl A [1]	2,776,769	3,881,538
48,867	Splunk, Inc. [1]	5,744,683	6,145,025
12,094	Zoom Video Communications, Inc., Cl A [1]	435,384	1,073,827

		8,956,836	11,100,390

	Data Processing & Outsourced Services (18.87%)
4,046	Adyen NV, 144A (Netherlands) [1,2,3]	3,003,513	3,121,025
66,851	MasterCard Incorporated, Cl A	3,750,511	17,684,095
197,125	Pagseguro Digital Ltd., Cl A [1,2]	4,879,574	7,681,961
114,585	StoneCo Ltd., Cl A [1,2]	4,316,950	3,389,424
85,434	Visa, Inc., Cl A	2,870,564	14,827,071
96,219	Worldpay, Inc., Cl A [1]	7,601,671	11,791,639

		26,422,783	58,495,215

	Internet Services & Infrastructure (3.55%)
34,717	Twilio, Inc. [1]	4,552,016	4,733,663
44,145	Wix.com Ltd. [1,2]	3,671,496	6,273,005

		8,223,512	11,006,668

	IT Consulting & Other Services (2.82%)
50,484	EPAM Systems, Inc. [1]	4,622,163	8,738,780

	Semiconductor Equipment (2.62%)
39,157	ASML Holding N.V. [2]	4,042,938	8,141,915

	Systems Software (2.28%)
13,015	Crowdstrike Holdings, Inc., Cl A [1]	442,510	888,794
32,908	Red Hat, Inc. [1]	1,631,353	6,178,806

		2,073,863	7,067,600

Total Information Technology		54,342,095	104,550,568

Real Estate (3.18%)
	Specialized REITs (3.18%)
19,555	Equinix, Inc.	3,178,515	9,861,391

Total Common Stocks		151,153,020	308,924,447

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.37%)
$1,159,609	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $1,159,657; (Fully collateralized by $1,115,000 U.S. Treasury Note, 0.750% due 7/15/2028; Market value – $1,186,009) [3]	$1,159,609	$1,159,609

Total Investments (100.02%)		$152,312,629	310,084,056

Liabilities Less Cash and Other Assets (-0.02%)			(68,919)

Net Assets			$310,015,137

Retail Shares (Equivalent to $32.55 per share based on 3,718,707 shares outstanding)			$121,057,111

Institutional Shares (Equivalent to $33.24 per share based on 5,010,920 shares outstanding)			$166,577,134

R6 Shares (Equivalent to $33.25 per share based on 673,029 shares outstanding)			$22,380,892

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $3,121,025 or 1.01% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.76%)
Communication Services (1.85%)
	Cable & Satellite (0.66%)
60,000	GCI Liberty, Inc., Cl A [1]	$3,151,005	$3,687,600

	Movies & Entertainment (1.19%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	6,634,100

Total Communication Services		8,785,816	10,321,700

Consumer Discretionary (9.58%)
	Casinos & Gaming (3.91%)
400,000	Boyd Gaming Corp.	8,966,554	10,776,000
390,000	Red Rock Resorts, Inc., Cl A	8,985,551	8,377,200
135,606	Studio City International Holdings Ltd., ADR [1,2]	1,695,075	2,687,711

		19,647,180	21,840,911

	Home Improvement Retail (2.06%)
275,000	Floor & Decor Holdings, Inc., Cl A [1]	8,662,555	11,522,500

	Internet & Direct Marketing Retail (2.76%)
175,000	Fiverr International Ltd. [1,2]	3,909,951	5,197,500
335,000	JUST EAT plc (United Kingdom) [1,2],[4]	2,365,362	2,656,787
199,000	The RealReal, Inc. [1]	5,058,169	5,751,100
52,711	Revolve Group, Inc. [1]	948,798	1,818,529

		12,282,280	15,423,916

	Restaurants (0.85%)
50,000	Wingstop, Inc.	1,072,182	4,737,500

Total Consumer Discretionary		41,664,197	53,524,827

Consumer Staples (1.25%)
	Agricultural Products (1.16%)
325,000	Limoneira Co.	7,733,157	6,480,500

	Packaged Foods & Meats (0.09%)
1,050,000	Barfresh Food Group, Inc. [1]	597,200	509,250

Total Consumer Staples		8,330,357	6,989,750

Financials (2.95%)
	Property & Casualty Insurance (2.95%)
180,000	Kinsale Capital Group, Inc.	7,879,077	16,466,400

Health Care (29.62%)
	Biotechnology (4.51%)
195,000	Emergent BioSolutions, Inc. [1]	9,809,487	9,420,450
188,500	Esperion Therapeutics, Inc. [1]	8,975,676	8,769,020
168,000	Myovant Sciences Ltd. [1,2]	3,913,534	1,520,400
30,000	Sage Therapeutics, Inc. [1]	2,915,767	5,492,700

		25,614,464	25,202,570

	Health Care Equipment (7.58%)
250,084	AxoGen, Inc. [1]	4,706,102	4,951,663
37,000	Inspire Medical Systems, Inc. [1,3]	2,043,349	2,244,050
190,000	Intersect ENT, Inc. [1,3]	5,702,879	4,324,400
509,431	RA Medical Systems, Inc. [1]	7,695,327	1,844,140
260,000	Silk Road Medical, Inc. [1,3]	8,569,181	12,599,600
1,860,000	ViewRay, Inc. [1]	13,781,322	16,386,600

		42,498,160	42,350,453

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (3.47%)
1,830,000	Cerus Corp. [1]	$9,255,879	$10,284,600
1,476,000	Sientra, Inc. [1]	13,646,646	9,092,160

		22,902,525	19,376,760
	Health Care Technology (1.62%)
136,000	Teladoc Health, Inc. [1]	4,130,522	9,031,760

	Life Sciences Tools & Services (8.50%)
260,000	Accelerate Diagnostics, Inc. [1]	4,117,791	5,948,800
372,699	CareDx, Inc. [1,3]	5,524,499	13,413,437
545,000	Myriad Genetics, Inc. [1,3]	14,102,701	15,140,100
454,190	Veracyte, Inc. [1,3]	11,192,449	12,948,957

		34,937,440	47,451,294

	Pharmaceuticals (3.94%)
174,300	Aerie Pharmaceuticals, Inc. [1]	7,434,307	5,150,565
635,200	Revance Therapeutics, Inc. [1]	10,341,615	8,238,544
3,331,500	TherapeuticsMD, Inc. [1]	15,031,589	8,661,900

		32,807,511	22,051,009

Total Health Care		162,890,622	165,463,846

Industrials (18.75%)
	Aerospace & Defense (5.01%)
155,000	Cubic Corp.	9,013,533	9,994,400
255,600	Mercury Systems, Inc. [1]	8,113,149	17,981,460

		17,126,682	27,975,860

	Building Products (1.80%)
140,000	Trex Company, Inc. [1]	9,529,319	10,038,000

	Electrical Components & Equipment (1.14%)
519,474	Bloom Energy Corp., Cl A [1,3]	6,617,226	6,373,946

	Heavy Electrical Equipment (2.26%)
512,000	TPI Composites, Inc. [1]	11,656,600	12,656,640

	Industrial Conglomerates (0.41%)
63,253	Raven Industries, Inc.	2,260,402	2,269,518

	Industrial Machinery (5.65%)
86,600	ESCO Technologies, Inc.	4,658,024	7,154,892
200,000	Helios Technologies, Inc.	9,106,146	9,282,000
293,000	Kornit Digital Ltd. [1,2]	4,908,173	9,276,380
240,000	Luxfer Holdings plc [2]	5,563,295	5,884,800

		24,235,638	31,598,072

	Trading Companies & Distributors (2.48%)
200,000	SiteOne Landscape Supply, Inc. [1]	10,275,246	13,860,000

Total Industrials		81,701,113	104,772,036

Information Technology (22.80%)
	Application Software (8.57%)
108,331	2U, Inc. [1]	5,858,908	4,077,579
60,880	Anaplan, Inc. [1]	1,034,960	3,072,614
50,700	Envestnet, Inc. [1]	1,772,888	3,466,359
723,300	RIB Software SE (Germany) [2,4]	11,484,857	14,855,940
50,000	The Trade Desk, Inc., Cl A [1]	1,330,566	11,389,000
550,000	Yext, Inc. [1]	7,762,280	11,049,500

		29,244,459	47,910,992

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (2.70%)
10,300	Coherent, Inc. [1]	$948,068	$1,404,611
62,731	Novanta, Inc. [1,2]	1,983,811	5,915,533
275,000	PAR Technology Corp. [1]	5,614,156	7,755,000

		8,546,035	15,075,144

	IT Consulting & Other Services (3.21%)
325,000	Endava plc, ADR [1,2]	7,762,120	13,078,000
100,000	LiveRamp Holdings, Inc. [1]	2,597,256	4,848,000

		10,359,376	17,926,000

	Semiconductor Equipment (2.71%)
360,000	Ichor Holdings Ltd. [1,2]	7,124,786	8,510,400
260,000	Nova Measuring Instruments Ltd. [1,2]	6,318,760	6,653,400

		13,443,546	15,163,800

	Semiconductors (0.68%)
580,000	Everspin Technologies, Inc. [1]	5,093,299	3,781,600

	Systems Software (4.93%)
330,000	Blue Prism Group plc (United Kingdom) [1,2],[4]	8,142,526	5,789,773
319,000	ForeScout Technologies, Inc. [1]	8,902,279	10,801,340
90,000	Qualys, Inc. [1]	3,114,726	7,837,200
50,000	Varonis Systems, Inc. [1]	2,979,594	3,097,000

		23,139,125	27,525,313

Total Information Technology		89,825,840	127,382,849

Real Estate (5.84%)
	Diversified REITs (0.77%)
185,000	Alexander & Baldwin, Inc.	5,454,828	4,273,500

	Industrial REITs (2.17%)
300,000	Rexford Industrial Realty, Inc.	10,096,521	12,111,000

	Specialized REITs (2.90%)
500,000	Americold Realty Trust [3]	10,584,667	16,210,000

Total Real Estate		26,136,016	32,594,500

Shares		Cost	Value
Common Stocks (continued)
Unclassified (1.12%)
	Unclassified (1.12%)
600,000	Thunder Bridge Acquisition Ltd., Cl A [1,2]	$6,220,500	$6,258,000

Total Common Stocks		433,433,538	523,773,908

Principal Amount
Short Term Investments (7.28%)
Repurchase Agreement (7.28%)
$40,697,047	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $40,698,743; (Fully collateralized by $39,030,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $41,515,626) [4]	40,697,047	40,697,047

Total Investments (101.04%)		$474,130,585	564,470,955

Liabilities Less Cash and Other Assets (-1.04%)			(5,808,856)

Net Assets			$558,662,099

Retail Shares (Equivalent to $20.41 per share based on 7,049,287 shares outstanding)			$143,855,360

Institutional Shares (Equivalent to $20.68 per share based on 19,765,367 shares outstanding)			$408,800,918

R6 Shares (Equivalent to $20.68 per share based on 290,371 shares outstanding)			$6,005,821

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.85%)
Communication Services (8.15%)
	Cable & Satellite (2.33%)
283	Charter Communications, Inc., Cl A [1]	$89,042	$111,836

	Interactive Home Entertainment (2.50%)
1,182	Electronic Arts, Inc. [1]	138,753	119,689

	Interactive Media & Services (3.32%)
147	Alphabet, Inc., Cl C [1]	159,798	158,894

Total Communication Services		387,593	390,419

Consumer Discretionary (7.42%)
	Apparel, Accessories & Luxury Goods (3.39%)
381	LVMH Moët Hennessy Louis Vuitton SE (France) [2],[4]	122,482	161,973

	Home Improvement Retail (2.27%)
523	Home Depot, Inc.	99,533	108,768

	Internet & Direct Marketing Retail (1.76%)
45	Booking Holdings, Inc. [1]	87,686	84,362

Total Consumer Discretionary		309,701	355,103

Consumer Staples (7.78%)
	Distillers & Vintners (4.36%)
1,060	Constellation Brands, Inc., Cl A	214,633	208,757

	Hypermarkets & Super Centers (1.68%)
304	Costco Wholesale Corp.	59,480	80,335

	Personal Products (1.74%)
456	The Estée Lauder Companies, Inc., Cl A	64,597	83,498

Total Consumer Staples		338,710	372,590

Financials (15.07%)
	Asset Management & Custody Banks (3.04%)
310	BlackRock, Inc.	163,146	145,483

	Financial Exchanges & Data (12.03%)
808	CME Group, Inc.	125,886	156,841
1,062	Moody’s Corp.	167,697	207,419
929	S&P Global, Inc.	167,338	211,617

		460,921	575,877

Total Financials		624,067	721,360

Health Care (18.59%)
	Health Care Equipment (4.35%)
1,458	Danaher Corp.	145,391	208,377

	Life Sciences Tools & Services (7.54%)
1,378	Agilent Technologies, Inc.	94,787	102,895
769	IQVIA Holdings, Inc. [1]	105,826	123,732
160	Mettler-Toledo International, Inc. [1]	100,327	134,400

		300,940	361,027

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (4.72%)
925	UnitedHealth Group, Inc.	$212,452	$225,709

	Pharmaceuticals (1.98%)
2,295	AstraZeneca PLC, ADR [2]	89,150	94,738

Total Health Care		747,933	889,851

Industrials (8.01%)
	Building Products (0.93%)
947	AO Smith Corp.	57,920	44,661

	Industrial Machinery (1.09%)
344	Illinois Tool Works, Inc.	57,196	51,879

	Research & Consulting Services (4.68%)
3,516	IHS Markit Ltd. [1,2]	191,299	224,039

	Trading Companies & Distributors (1.31%)
1,924	Fastenal Co.	51,877	62,703

Total Industrials		358,292	383,282

Information Technology (25.91%)
	Application Software (2.32%)
377	Adobe, Inc. [1]	104,775	111,083

	Data Processing & Outsourced Services (4.82%)
872	MasterCard Incorporated, Cl A	138,842	230,670

	Electronic Manufacturing Services (2.98%)
1,489	TE Connectivity Ltd. [2]	140,781	142,616

	IT Consulting & Other Services (3.65%)
946	Accenture plc, Cl A [2]	151,721	174,793

	Semiconductor Equipment (1.96%)
452	ASML Holding N.V. [2]	83,279	93,984

	Semiconductors (1.45%)
603	Texas Instruments, Inc.	64,041	69,200

	Systems Software (5.11%)
1,826	Microsoft Corp.	164,456	244,611

	Technology Hardware, Storage & Peripherals (3.62%)
876	Apple, Inc.	151,825	173,378

Total Information Technology		999,720	1,240,335

Materials (1.55%)
	Specialty Chemicals (1.55%)
162	The Sherwin-Williams Co.	65,853	74,243

Real Estate (3.37%)
	Specialized REITs (3.37%)
336	Alexandria Real Estate Equities, Inc. [3]	47,543	47,406
226	Equinix, Inc.	100,520	113,970

Total Real Estate		148,063	161,376

Total Common Stocks		3,979,932	4,588,559

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.61%)
$316,535	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2019, 0.50% due 7/1/2019; Proceeds at maturity – $316,548; (Fully collateralized by $305,000 U.S. Treasury Note, 0.75% due 7/15/2028; Market value – $324,424) [4]	$316,535	$316,535

Total Investments (102.46%)		$4,296,467	4,905,094

Liabilities Less Cash and Other Assets (-2.46%)			(117,803)

Net Assets			$4,787,291

Retail Shares (Equivalent to $11.42 per share based on 92,057 shares outstanding)			$1,051,602

Institutional Shares (Equivalent to $11.46 per share based on 287,357 shares outstanding)			$3,293,541

R6 Shares (Equivalent to $11.46 per share based on 38,583 shares outstanding)			$442,148

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2019

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides model prices derived by applying daily fair value factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an evaluated price, securities are valued based on their most recent closing prices and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the six months ended June 30, 2019.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2019, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	June 30, 2019

3. RESTRICTED SECURITIES

At June 30, 2019, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2019, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$190,518

(Cost $0) (0.00% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Schrödinger, Inc. Series E	11/9/2018	$5,702,400
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	64,130

Total Restricted Securities		$5,766,530

(Cost $4,999,999)† (0.08% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,327,349,391	$—	$—	$4,327,349,391
Private Partnerships	—	—	190,518	190,518
Short Term Investments	—	98,390,166	—	98,390,166

Total Investments	$4,327,349,391	$98,390,166	$190,518	$4,425,930,075

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,896,834,624	$10,470,703	$—	$6,907,305,327
Private Preferred Stocks	—	—	5,702,400	5,702,400
Private Partnerships	—	—	64,130	64,130
Warrants	—	553,031	—	553,031
Short Term Investments	—	32,726,368	—	32,726,368

Total Investments	$6,896,834,624	$43,750,102	$5,766,530	$6,946,351,256

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,997,158,908	$34,902,345	$—	$4,032,061,253
Warrants		1,494,670		1,494,670
Short Term Investments	—	149,589,167	—	149,589,167

Total Investments	$3,997,158,908	$185,986,182	$—	$4,183,145,090

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$467,476,023	$—	$—	$467,476,023
Short Term Investments	—	5,971,180	—	5,971,180

Total Investments	$467,476,023	$5,971,180	$—	$473,447,203

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$294,787,452	$14,136,995	$—	$308,924,447
Short Term Investments	—	1,159,609	—	1,159,609

Total Investments	$294,787,452	$15,296,604	$—	$310,084,056

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2019

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$500,471,408	$23,302,500	$—	$523,773,908
Short Term Investments	—	40,697,047	—	40,697,047

Total Investments	$500,471,408	$63,999,547	$—	$564,470,955

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,426,586	$161,973	$—	$4,588,559
Short Term Investments	—	316,535	—	316,535

Total Investments	$4,426,586	$478,508	$—	$4,905,094

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2019
Private Equity Investments
Financials	$183,462	$—	$—	$7,056	$—	$—	$—	$—	$190,518	$7,056

Total	$183,462	$—	$—	$7,056	$—	$—	$—	$—	$190,518	$7,056

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2019
Private Equity Investments
Financials	$61,755	$—	$—	$2,375	$—	$—	$—	$—	$64,130	$2,375
Preferred Stocks
Health Care	—	—	—	702,401	4,999,999	—	—	—	5,702,400	702,401

Total	$61,755	$—	$—	$704,776	$4,999,999	$—	$—	$—	$5,766,530	$704,776

Baron Funds	June 30, 2019

5. COST OF INVESTMENTS

As of June 30, 2019, the cost of investments was as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,674,964,982	$1,888,101,599	$2,022,841,881	$271,820,737	$152,312,629	$474,130,585	$4,296,467

Gross tax unrealized appreciation	$2,756,157,444	$5,088,304,833	$2,236,915,168	$206,121,621	$159,269,082	$124,689,199	$674,173
Gross tax unrealized depreciation	(5,192,351)	(30,055,176)	(76,611,959)	(4,495,155)	(1,497,655)	(34,348,829)	(65,546)

Net unrealized appreciation	$2,750,965,093	$5,058,249,657	$2,160,303,209	$201,626,466	$157,771,427	$90,340,370	$608,627

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2018	Purchase Cost/ transfers in	Sales Proceeds/ transfers out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2019	Value at June 30, 2019	% of Net Assets at June 30, 2019
“Affiliated” Company as of June 30, 2019:
Benefitfocus, Inc.	$88,990,000	$—	$—	$(29,260,000)	$—	$—	2,200,000	$59,730,000	0.86%
Choice Hotels International, Inc.	249,900,000	—	—	11,130,000	—	1,935,000	3,000,000	261,030,000	3.76%
Iridium Communications, Inc.†	168,489,833	34,464,372	20	3,190,062	15	—	8,862,608	206,144,262	2.97%
Vail Resorts, Inc.	576,282,000	—	—	(107,604,000)	—	13,566,000	2,100,000	468,678,000	6.75%

	$1,083,661,833	$34,464,372	$20	$(122,543,938)	$15	$15,501,000		$995,582,262

No longer an “Affiliated” Company as of June 30, 2019:
Iridium Communications, Inc., Series B 6.75%†	$31,258,957	$—	$34,464,372	$3,205,415	$—	$693,124	—	$—	0.00%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2019.

†	On May 14, 2019, Iridium Communications, Inc., Series B 6.75% was converted to Iridium Communications, Inc.